Property, plant and equipment	12 Months Ended
Dec. 31, 2011
Property, plant and equipment
Property, plant and equipment

8.    Property, plant and equipment

	December 31,
(Millions of dollars)	Useful Lives (Years)	2011	2010	2009
Land	—	$753	$682	$639
Buildings and land improvements	20-45	5,857	5,174	4,914
Machinery, equipment and other	3-10	14,435	13,414	12,917
Equipment leased to others	1-10	4,285	4,444	4,717
Construction-in-process	—	1,996	1,192	1,034

Total property, plant and equipment, at cost		27,326	24,906	24,221
Less: Accumulated depreciation		(12,931)	(12,367)	(11,835)
Property, plant and equipment—net		$14,395	$12,539	$12,386

We had commitments for the purchase or construction of capital assets of approximately $746 million at December 31, 2011.

Assets recorded under capital leases [1]:

	December 31,
(Millions of dollars)	2011	2010	2009
Gross capital leases [2]	$131	$251	$493
Less: Accumulated depreciation	(75)	(134)	(258)
Net capital leases	$56	$117	$235

[1] Included in Property, plant and equipment table above.

[2] Consists primarily of machinery and equipment.

At December 31, 2011, scheduled minimum rental payments on assets recorded under capital leases were:

(Millions of dollars)

2012	2013	2014	2015	2016	Thereafter
$19	$14	$8	$4	$2	$18

Equipment leased to others (primarily by Cat Financial):

	December 31,
(Millions of dollars)	2011	2010	2009
Equipment leased to others—at original cost	$4,285	$4,444	$4,717
Less: Accumulated depreciation	(1,406)	(1,533)	(1,616)
Equipment leased to others—net	$2,879	$2,911	$3,101

At December 31, 2011, scheduled minimum rental payments to be received for equipment leased to others were:

(Millions of dollars)

2012	2013	2014	2015	2016	Thereafter
$739	$509	$296	$150	$53	$27